Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Cash flows from operating activities:
Net earnings	$ 4,554	$ 5,013	$ 5,113
Net earnings from continuing operations	3,718	2,924	2,460
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	4,061	4,334	4,611
Stock-based compensation expense	709	560	500
Provision for doubtful accounts	71	55	61
Provision for inventory	305	211	275
Restructuring charges	1,017	1,619	990
Deferred taxes on earnings	(700)	(34)	(410)
Excess tax benefit from stock-based compensation	(145)	(58)	(2)
Other, net	1,031	81	443
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	572	2,017	530
Financing receivables	(65)	420	484
Inventory	(330)	(580)	(4)
Accounts payable	31	1,912	541
Taxes on earnings	(137)	310	417
Restructuring	(1,243)	(1,506)	(904)
Other assets and liabilities	(3,241)	(2,021)	(1,037)
Net cash provided by operating activities	6,490	12,333	11,608
Cash flows from investing activities:
Investment in property, plant and equipment	(3,603)	(3,853)	(3,199)
Proceeds from sale of property, plant and equipment	424	843	653
Purchases of available-for-sale securities and other investments	(259)	(1,086)	(1,243)
Maturities and sales of available-for-sale securities and other investments	302	1,347	1,153
Payments made in connection with business acquisitions, net of cash acquired	(2,644)	(49)	(167)
Proceeds from business divestitures, net	246	6
Net cash used in investing activities	(5,534)	(2,792)	(2,803)
Cash flows from financing activities:
Short-term borrowings with original maturities less than 90 days, net	74	148	(154)
Proceeds from debt, net of issuance costs	20,758	2,875	279
Payment of debt	(15,867)	(6,037)	(5,721)
Settlement of cash flow hedges	(4)
Issuance of common stock under employee stock plans	371	297	288
Repurchase of common stock	(2,883)	(2,728)	(1,532)
Excess tax benefit from stock-based compensation	145	58	2
Cash dividends paid	(1,250)	(1,184)	(1,105)
Net cash provided by (used in) financing activities	1,344	(6,571)	(7,943)
Increase in cash and cash equivalents	2,300	2,970	862
Cash and cash equivalents at beginning of period	15,133	12,163	11,301
Cash and cash equivalents at end of period	17,433	15,133	12,163
Cash and cash equivalents of continuing operations	7,584	12,937
Supplemental cash flow disclosures:
Income taxes paid, net of refunds	1,012	1,267	1,391
Interest expense paid	532	678	837
Supplemental schedule of non-cash investing and financing activities:
Purchase of assets under capital leases	70	$ 113	$ 3
Stock awards assumed in business acquisitions	$ 31